John Deere Owner Trust 2017	EXHIBIT 99.3
Servicer’s Certificate

$240,000,000 Class A-1 0.88000% Asset Backed Notes due March 15, 2018
$218,000,000 Class A-2 1.50% Asset Backed Notes due October 15, 2019
$225,000,000 Class A-3 1.78% Asset Backed Notes due April 15, 2021
$75,640,000 Class A-4 2.11% Asset Backed Notes due December 15, 2023
$19,453,285 Overcollateralization

Scheduled Payment Date (30/360)				15-Nov-18
Actual Payment Date (A/360)				15-Nov-18
Collection Period Begin Date				24-Sep-18
Collection Period End Date				28-Oct-18
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				31

(1)	Total Distribution Amount:			$24,728,395.84
	(a)	Total cash receipts during the month:		$24,481,162.28
	(b)	Administrative repurchases during the month:		$241,284.20
	(c)	Investment earnings on cash accounts:		$5,949.36
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$482,895.25
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$16,144.92
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$333,750.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$133,000.33
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$23,469,526.52
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$12,915,933.11
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	55.03%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$12,915,933.11

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$10,553,593.41
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	44.97%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$10,553,593.41

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$23,952,421.77

(6)	Reserve Account balance:
	(a)	Beginning balance:	$7,780,933.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Ending Balance (after giving effect to all distributions):	$7,780,933.00
	(e)	Specified Reserve Account Balance:	7,780,933.00

(7)	Servicing Fee:		$282,442.93
	(a)	Amount of Servicing Fee earned:	$282,442.93
	(b)	Amount of Servicing Fee paid:	$282,442.93
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$493,431.14
			$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of
		the related Collection Period:	$315,201,456.51

	(b)	Note Value as of the end of the related Collection Period:	$309,539,691.19

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$19,453,285.00

	(d)	Number of Accounts at the end of the related Collection Period:	11,558

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$214,446,406.59
		(ii) Class A-3 Note Pool Factor:	0.9530951

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$75,640,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$136,446.66
		(ii) % of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$231,846.97
	(ii)	Cumulative amount of net losses:	$1,595,212.77
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.20%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.93%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	11,971
	(b)	Number of loans at the end of the period:	11,558
	(c)	Weighted average remaining term on receivables:	25.36
	(d)	Prepayment amount - monthly:	$3,123,558.83
	(e)	Prepayment amount - life-to-date:	$78,564,391.65
	(f)	Weighted average APR of the pool assets:	2.41%
	(g)	Pool Factor:	0.39

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.93%
	(c)	Delinquency Trigger Occurred: Y/N	N